Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
5.	INTANGIBLE ASSETS, NET

Intangible assets, net, consists of the following:

	As of December 31,
	2022	2023
Intellectual property	$1,135,699	$1,103,275
Software	67,177	71,086
Total	1,202,876	1,174,361
Less: accumulated amortization	(1,098,010)	(1,145,872)
Intangible asset, net	$104,866	$28,489

For the years ended December 31, 2021, 2022 and 2023, amortization expense amounted to $151,567, $153,411 and $79,422, respectively. Future estimated amortization expense of intangible assets is as follows:

As of
December 31, 2023
2024	$17,772
2025	9,600
2026	1,117
Total	$28,489

No impairment provision for intangible assets was provided during the years ended December 31, 2021, 2022 and 2023, as no event occurs or circumstances exist indicate that the carrying amount of the intangible assets may not be recoverable.